UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8401 Excelsior Drive, Suite 102
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8401 Excelsior Drive, Suite 102
Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bank Global Fund Services (the “Transfer Agent”), from the Transfer Agent.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary, or, if you invest directly through the Transfer Agent by contacting the Transfer Agent.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680.  Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

www.plumbfunds.com

PLUMB FUNDS

September 30, 2019

Dear Fellow Shareholders:

We are pleased to share the Plumb Funds semi-annual report for the six months ending September 30, 2019. For the first six months of this fiscal year, the Plumb Balanced Fund was up 3.65%, trailing its blended benchmark*, which was up 4.95%. The Plumb Equity Fund was up 2.19% also trailing its blended benchmark*, which was up 5.54%.

Equity markets were mixed as the S&P 500 advanced 6.08% and the MSCI EAFE ex US index showed a more modest return of 0.74% for International equity markets. Declining interest rates helped bond investors for the six months, as the interest rate on the US ten-year Treasury dropped to 1.665% from 2.405%. Recall that bond prices on existing bonds rise when new interest rates decline.

Despite a generally positive stock market and a very positive relative bond market, anxiety levels appear to be very high and investor sentiment does not appear to be very positive.

For the bond market, this anxiety may have solid mathematical roots.  We have never lived in a time when $17 trillion of international sovereign debt has been issued at negative interest rates.  In the United States, the Federal Reserve, which sets monetary policy, has a stated goal of producing 2.5% inflation.  If successful, their policy implementation would assure investors that bonds purchased today would pay us a negative inflation adjusted interest rate for ten years and eventually pay us back with dollars that would have much less purchasing power than they have today. At 2.5% inflation, each dollar paid to us in ten years would have 78 cents in today’s purchasing power.

Angst in the equity markets is certainly being fueled by daily headline events that more often highlight negatives than positives.  If we were just to look at the positives in the United States, low interest rates, low unemployment, stimulative fiscal and monetary policy and reasonable relative valuations often would be associated with very positive sentiment in the past.

Anxiety is fueled by the unknown just as often as by negative circumstances.  Many people have remarked about how our twenty-four hour “news” cycle builds stress, but we believe it is just one component of a long-term trend we have witnessed develop over the last twenty years or so.

Our equity investment theme for the last few years has been about innovation.  We seek to identify the drivers, the enablers and those companies benefitting from the incredible pace of innovation affecting our daily lives.  There are many positive benefits to our society to technological innovation, but there is a dark side.  Our perception of personal security tends to come from our association with ingrained beliefs of “cause and effect.”  When everything is changing around as at a pace few could have imagined, it creates an angst that goes beyond actual events around us.

PLUMB FUNDS

We believe that balanced social responsibility will allow innovative investment opportunities to continue to flourish and thus, our investment research efforts will still focus on attempting to identify those growth opportunities.  We are cautious about the bond market and will continue to focus on shorter term investment quality debt where appropriate.

The Plumb Equity and Plumb Balanced Funds have different overall objectives. However, both may use many of the same equities to help meet those objectives.

We are honored and pleased that you are a shareholder of the Plumb Funds. We remain steadfast in our approach and feel confident that it will continue to work for the long-term. We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to exploring the appropriateness of the Plumb Funds in helping to fulfill your investment goals.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an

PLUMB FUNDS

active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2019 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 – September 30, 2019).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2019 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Year*
	Account Value	Account Value	April 1, 2019 to
	April 1, 2019	September 30, 2019	September 30, 2019
Actual	$1,000.00	$1,036.50	$6.06

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.05	$6.01

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Year*
	Account Value	Account Value	April 1, 2019 to
	April 1, 2019	September 30, 2019	September 30, 2019
Actual	$1,000.00	$1,021.90	$6.02

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.05	$6.01

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2019
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2019
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2019
(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 62.06%

Banks – 1.38%
JPMorgan Chase & Co.	8,000	$941,520
Wells Fargo & Co.	12,500	630,500
		1,572,020
Capital Goods – 4.56%
Honeywell International, Inc.	15,000	2,538,000
Lockheed Martin Corp.	6,800	2,652,408
		5,190,408
Diversified Financials – 4.08%
American Express Co.	20,000	2,365,600
Discover Financial Services	28,000	2,270,520
		4,636,120
Energy – 3.01%
Enbridge, Inc. (b)	51,000	1,789,080
Phillips 66	16,000	1,638,400
		3,427,480
Food, Beverage & Tobacco – 1.82%
Constellation Brands, Inc. – Class A	10,000	2,072,800

Health Care Equipment & Services – 4.64%
Guardant Health, Inc. (a)	14,000	893,620
Intuitive Surgical, Inc. (a)	3,500	1,889,755
Medtronic PLC (b)	11,000	1,194,820
Stryker Corp.	6,000	1,297,800
		5,275,995
Media & Entertainment – 3.55%
Alphabet, Inc. – Class A (a)	1,100	1,343,254
Alphabet, Inc. – Class C (a)	500	609,500
Walt Disney Co.	16,000	2,085,120
		4,037,874
Pharmaceuticals, Biotechnology
& Life Sciences – 2.55%
Exact Sciences Corp. (a)	17,000	1,536,290
Portola Pharmaceuticals, Inc. (a)	51,000	1,367,820
		2,904,110

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Retailing – 6.73%
Alibaba Group Holding Ltd. – ADR (a)(b)	12,000	$2,006,760
Amazon.com, Inc. (a)	1,250	2,169,887
Booking Holdings, Inc. (a)	1,000	1,962,610
MercadoLibre, Inc. (a)	2,750	1,515,883
		7,655,140
Semiconductors & Semiconductor Equipment – 1.63%
Microchip Technology, Inc.	20,000	1,858,200

Software & Services – 28.11%
Adobe, Inc. (a)	7,000	1,933,750
ANSYS, Inc. (a)	9,000	1,992,240
Autodesk, Inc. (a)	15,000	2,215,500
Dassault Systemes SE – ADR (b)	11,000	1,558,260
Fiserv, Inc. (a)	20,000	2,071,800
FleetCor Technologies, Inc. (a)	7,000	2,007,460
Mastercard, Inc. – Class A	12,000	3,258,840
Microsoft Corp.	18,900	2,627,667
PayPal Holdings, Inc. (a)	24,000	2,486,160
Salesforce.com, Inc. (a)	10,000	1,484,400
Square, Inc. (a)	34,000	2,106,300
Tyler Technologies, Inc. (a)	7,550	1,981,875
Visa, Inc. – Class A	20,000	3,440,200
WEX, Inc. (a)	14,000	2,828,980
		31,993,432
TOTAL COMMON STOCKS
(Cost $55,634,556)		70,623,579

	Principal
	Amount
CORPORATE BONDS – 34.97%

Air Freight & Logistics – 0.89%
United Parcel Service, Inc.
3.13%, 01/15/2021	$1,000,000	1,013,060

Auto Components – 0.45%
Toyota Industries Corp.
3.11%, 03/12/2022 (b)	500,000	509,366

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2019 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Banks – 9.58%
Bank of America Corp.
3.44%, (3 Month LIBOR USB +1.16%),
01/20/2023 (c)	$1,000,000	$1,012,461
Bank of the Ozarks, Inc.
5.50%, (3 Month LIBOR USB +4.43%),
07/01/2026 (c)	1,305,000	1,337,198
Citigroup, Inc.
3.22%, 05/17/2024	1,500,000	1,513,871
3.63%, (3 Month LIBOR USB +1.35%),
04/25/2024 (c)	500,000	503,640
Home BancShares, Inc.
5.63%, (3 Month LIBOR USB +3.58%),
04/15/2027 (c)	2,045,000	2,116,812
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USB +3.78%),
01/29/2050 (c)	2,000,000	2,221,430
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USB +2.78%),
09/15/2029 (c)	500,000	507,992
Wells Fargo & Co.
2.60%, 07/22/2020	1,000,000	1,004,881
5.89%, (3 Month LIBOR USB +3.77%),
03/29/2049 (c)(d)	671,000	680,226
		10,898,511
Capital Goods – 4.83%
Boeing Co.
4.88%, 02/15/2020	686,000	692,438
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	519,365
5.13%, 12/15/2020	250,000	257,666
General Electric Co.
3.12%, (3 Month LIBOR USB +1.00%),
03/15/2023 (c)	1,000,000	985,455
Lockheed Martin Corp.
2.50%, 11/23/2020	1,772,000	1,780,254
Owens Corning
4.20%, 12/15/2022	1,200,000	1,259,133
		5,494,311

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2019 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Diversified Financials – 1.97%
Goldman Sachs Group, Inc.
3.99%, (3 Month LIBOR USB +1.70%),
04/05/2026 (c)	$1,000,000	$1,010,902
2.60%, 04/23/2020	1,223,000	1,225,392
		2,236,294
Food, Beverage & Tobacco – 0.90%
Ingredion, Inc.
4.63%, 11/01/2020	1,000,000	1,023,586

Health Care Equipment & Services – 0.79%
CVS Pass-Through Trust
6.94%, 01/10/2030	215,625	254,819
Owens & Minor, Inc.
3.88%, 09/15/2021	500,000	487,500
UnitedHealth Group, Inc.
2.30%, 12/15/2019	162,000	162,049
		904,368
Insurance – 1.42%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,073,480
Old Republic International Corp.
4.88%, 10/01/2024	500,000	547,902
		1,621,382
Pharmaceuticals, Biotechnology
& Life Sciences – 5.34%
Allergan Funding SCS
3.00%, 03/12/2020 (b)	1,000,000	1,002,970
Amgen, Inc.
3.63%, 05/15/2022	1,250,000	1,293,570
AstraZeneca Plc
2.38%, 11/16/2020 (b)	1,000,000	1,005,010
Bio-Rad Laboratories, Inc.
4.88%, 12/15/2020	1,250,000	1,279,918
Zoetis, Inc.
3.45%, 11/13/2020	1,475,000	1,494,303
		6,075,771

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2019 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Retailing – 0.79%
Amazon.com, Inc.
1.90%, 08/21/2020	$900,000	$900,735

Semiconductors & Semiconductor Equipment – 1.93%
Intel Corp.
1.70%, 05/19/2021	1,200,000	1,199,513
KLA-Tencor Corp.
3.38%, 11/01/2019	1,000,000	1,000,487
		2,200,000
Software & Services – 0.92%
CA, Inc.
4.50%, 08/15/2023	1,000,000	1,042,413

Technology Hardware & Equipment – 2.75%
Apple, Inc.
2.25%, 02/23/2021	400,000	401,925
FLIR Systems, Inc.
3.13%, 06/15/2021	1,405,000	1,420,613
Motorola Solutions, Inc.
4.00%, 09/01/2024	1,250,000	1,313,115
		3,135,653
Transportation – 1.49%
Burlington Northern Santa Fe LLC
4.10%, 06/01/2021	1,645,000	1,693,801

Thrifts & Mortgage Finance – 0.92%
Flagstar Bancorp, Inc.
6.13%, 07/15/2021	1,000,000	1,050,197
TOTAL CORPORATE BONDS
(Cost $39,456,385)		39,799,448

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENTS – 2.94%

Money Market Fund – 2.94%
First American Government Obligations Fund –
Class X – 1.86% (e)	3,253,025	$3,349,592

TOTAL MONEY MARKET FUNDS
Cost ($3,349,592)		3,349,592

Total Investments (Cost $98,440,533) – 99.97%		113,772,619
Other Assets in Excess of Liabilities – 0.03%		32,106
TOTAL NET ASSETS – 100.00%		$113,804,725

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 1.76%, Canada: 1.57%, France: 1.37%, Ireland: 1.05%, United Kingdom: 0.88%, Luxembourg: 0.88%, Japan: 0.45%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of September 30, 2019.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate listed is as of September 30, 2019.
(e)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.08%

Capital Goods – 2.98%
Lockheed Martin Corp.	3,000	$1,170,180

Diversified Financials – 8.20%
American Express Co.	13,500	1,596,780
Discover Financial Services	20,000	1,621,800
		3,218,580
Food, Beverage & Tobacco – 3.17%
Constellation Brands, Inc. – Class A	6,000	1,243,680

Health Care Equipment & Services – 8.13%
Guardant Health, Inc. (a)	11,000	702,130
Intuitive Surgical, Inc. (a)	2,600	1,403,818
Stryker Corp.	5,000	1,081,500
		3,187,448
Media & Entertainment – 3.74%
Alphabet, Inc. – Class A (a)	1,200	1,465,368

Pharmaceuticals, Biotechnology
& Life Sciences – 6.75%
Ardelyx, Inc. (a)	70,000	329,000
Exact Sciences Corp. (a)	13,500	1,219,995
Portola Pharmaceuticals, Inc. (a)	41,000	1,099,620
		2,648,615
Retailing – 11.65%
Alibaba Group Holding Ltd. – ADR (a)(b)	6,500	1,086,995
Amazon.com, Inc. (a)	700	1,215,137
Booking Holdings, Inc. (a)	650	1,275,697
MercadoLibre, Inc. (a)	1,800	992,214
		4,570,043
Semiconductors & Semiconductor Equipment – 2.72%
Microchip Technology, Inc.	11,500	1,068,465

Software & Services – 50.74%
Adobe, Inc. (a)	5,500	1,519,375
ANSYS, Inc. (a)	6,000	1,328,160
Autodesk, Inc. (a)	9,900	1,462,230
Dassault Systemes SE – ADR (b)	8,400	1,189,944

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services (Continued)
Fiserv, Inc. (a)	11,500	$1,191,285
FleetCor Technologies, Inc. (a)	5,300	1,519,934
Mastercard, Inc. – Class A	7,500	2,036,775
Microsoft Corp.	11,000	1,529,330
PayPal Holdings, Inc. (a)	15,500	1,605,645
Square, Inc. (a)	21,000	1,300,950
Tyler Technologies, Inc. (a)	5,500	1,443,750
Visa, Inc. – Class A	12,200	2,098,521
WEX, Inc. (a)	8,300	1,677,181
		19,903,080
TOTAL COMMON STOCKS
(Cost $26,742,663)		38,475,459

MONEY MARKET FUNDS – 1.99%

Money Market Fund – 1.99%
First American Government Obligations Fund –
Class X – 1.86% (c)	781,379	781,379

TOTAL MONEY MARKET FUNDS
(Cost $781,379)		781,379

Total Investments (Cost $27,524,042) – 100.07%		39,256,838
Liabilities in Excess of Other Assets – (0.07)%		(28,642)
TOTAL NET ASSETS – 100.00%		$39,228,196

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: France: 3.03%, Cayman Islands: 2.77%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2019 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$113,772,619	$39,256,838
Dividends and interest receivable	393,392	4,402
Receivable for fund shares sold	339,967	6,658
Prepaid assets	62,239	19,383
Other assets	17	—
Total Assets	114,568,234	39,287,281

Liabilities
Payable for investments purchased	637,929	—
Payable to Adviser (a)	65,364	15,487
Accrued distribution fee	—	5,992
Accrued audit expense	8,052	8,055
Administrative & accounting
services fee payable	13,450	14,453
Accrued transfer agent fees and expenses	12,470	9,318
Payable for funds shares redeemed	17,168	1,435
Payable to directors	2,792	1,189
Accrued expenses and other liabilities	6,284	3,156
Total Liabilities	763,509	59,085
Net Assets	$113,804,725	$39,228,196

Net Assets Consist Of:
Paid in Capital	$95,831,278	$25,978,809
Total Distributable Earnings	17,973,447	13,249,387
Net Assets	$113,804,725	$39,228,196

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	3,544,214	1,354,227
Net asset value, offering and
redemption price per share	$32.11	$28.97

* Cost of Investments	$98,440,533	$27,524,042

(a) See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2019 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividend income (Net of foreign withholding
taxes of $9,338 and $879, respectively)	$299,582	$90,452
Interest	679,287	9,253
Total Investment Income	978,869	99,705

Expenses:
Investment Advisor’s fee (a)	354,308	129,804
Distribution fees	119,053	42,000
Fund administration and accounting fees	37,145	29,383
Transfer agent fees and expenses	28,207	18,877
Director fees and expenses	21,287	8,097
Registration fees	20,750	15,639
Legal fees	14,040	13,613
Audit and tax fees	8,053	8,053
Insurance expense	7,444	2,963
Custody fees	6,148	3,989
Printing and mailing expense	4,754	2,522
Total expenses before waiver/recoupment	621,189	274,940
Less: Fees waived/reimbursed and/or
recouped by Advisor (a)	27,467	(37,298)
Net expenses	648,656	237,642
Net Investment Income (Loss)	330,213	(137,937)

Realized and Unrealized Gain (Loss):
Net realized gain on investments	160,270	621,428
Net realized loss on foreign
currency translation	(206)	—
Net change in unrealized
appreciation on investments	3,028,135	324,842
Net realized and unrealized
gain on investments	3,188,199	946,270

Net Increase in Net Assets
Resulting from Operations	$3,518,412	$808,333

(a) See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2019	2019
	(Unaudited)
Operations:
Net investment income	$330,213	$521,368
Net realized gain on investments	160,270	2,921,662
Net realized loss on foreign
currency translation	(206)	(240)
Net change in unrealized appreciation
on investments	3,028,135	2,146,680
Net increase in net assets
resulting from operations	3,518,412	5,589,470

Dividends And Distributions To Shareholders:
Net investment income	—	(1,306,126)
Total dividends and distributions	—	(1,306,126)

Capital Share Transactions:
Proceeds from shares sold	33,006,630	82,189,718
Shares issued in reinvestment of dividends	—	1,271,329
Cost of shares redeemed	(19,859,415)	(35,327,559)
Net increase in net assets
from capital share transactions	13,147,215	48,133,488

Total increase in net assets	16,665,627	52,416,832

Net Assets:
Beginning of period	97,139,098	44,722,266
End of period	$113,804,725	$97,139,098

Change in Shares Outstanding:
Shares sold	1,031,610	2,712,518
Shares issued in reinvestment of dividends	—	45,453
Shares redeemed	(622,895)	(1,177,144)
Net increase	408,715	1,580,827

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2019	2019
	(Unaudited)
Operations:
Net investment loss	$(137,937)	$(223,582)
Net realized gain on investments	621,428	3,422,574
Net change in unrealized appreciation
on investments	324,842	525,492
Net increase in net assets
resulting from operations	808,333	3,724,484

Dividends And Distributions To Shareholders:
Net realized gains on investment	—	(4,161,974)
Total dividends and distributions	—	(4,161,974)

Capital Share Transactions:
Proceeds from shares sold	4,102,397	14,231,675
Shares issued in reinvestment of dividends	—	4,161,274
Cost of shares redeemed	(3,269,675)	(10,008,969)
Net increase in net assets from
capital share transactions	832,722	8,383,980

Total increase in net assets	1,641,055	7,946,490

Net Assets:
Beginning of period	37,587,141	29,640,651
End of period	$39,228,196	$37,587,141

Change in Shares Outstanding:
Shares sold	140,364	470,058
Shares issued in reinvestment of dividends	—	171,316
Shares redeemed	(111,928)	(345,610)
Net increase	28,436	295,764

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

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PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2019
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$30.98
Operations:
Net investment income(1)	0.07
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.13

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—

Change in net asset value for the period	1.13

Net asset value, end of period	$32.11
Total return(2)	3.65	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$113,805
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.14	%(4)
After expense reimbursement and waivers/recoupment(5)	1.19	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment(5)	0.60	%(4)
Portfolio turnover rate	9	%(3)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2019.
(4)	Annualized for the six months ended September 30, 2019.
(5)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.30%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2019	2018	2017	2016	2015

$28.77	$24.75	$21.69	$22.75	$20.97

0.16	0.15	0.13	0.15	0.24
2.51	4.05	3.05	(1.05)	1.77
2.67	4.20	3.18	(0.90)	2.01

—	(0.18)	(0.12)	(0.16)	(0.23)
(0.46)	—	—	—	—
(0.46)	(0.18)	(0.12)	(0.16)	(0.23)

2.21	4.02	3.06	(1.06)	1.78

$30.98	$28.77	$24.75	$21.69	$22.75
9.47%	16.98%	14.70%	(3.98)%	9.65%

$97,139	$44,722	$33,281	$32,229	$35,098

1.18%	1.50%	1.68%	1.65%	1.62%
1.19%	1.26%	1.28%	1.25%	1.25%

0.66%	0.57%	0.56%	0.65%	1.05%
58%	37%	29%	52%	53%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2019
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$28.35
Operations:
Net investment loss(1)	(0.10)
Net realized and unrealized gain (loss)	0.72
Total from investment operations	0.62

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—

Change in net asset value for the period	0.62

Net asset value, end of period	$28.97
Total return(3)	2.19	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$39,228
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.37	%(5)
After expense reimbursement and waivers(6)	1.19	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(6)	(0.69	)%(5)
Portfolio turnover rate	14	%(4)

(1)	Net investment income (loss) per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the six months ended September 30, 2019.
(5)	Annualized for the six months ended September 30, 2019.
(6)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.45%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2019	2018	2017	2016	2015

$28.78	$24.70	$20.40	$24.26	$21.57

(0.17)	(0.21)	(0.15)	(0.10)	(0.01)
3.23	7.84 (2)	4.69	(1.16)	2.96
3.06	7.63	4.54	(1.26)	2.95

—	—	—	—	(0.04)
(3.49)	(3.55)	(0.24)	(2.60)	(0.22)
(3.49)	(3.55)	(0.24)	(2.60)	(0.26)

(0.43)	4.08	4.30	(3.86)	2.69

$28.35	$28.78	$24.70	$20.40	$24.26
12.67%	31.65%	22.38%	(5.76)%	13.76%

$37,587	$29,641	$23,533	$21,423	$24,130

1.44%	1.68%	1.86%	1.82%	1.72%
1.19%	1.36%	1.43%	1.40%	1.40%

(0.63)%	(0.79)%	(0.74)%	(0.48)%	(0.05)%
64%	69%	18%	41%	52%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited)

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 4, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have early adopted this standard effective March 31, 2019, and the changes are incorporated into the financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited) (Continued)

premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited) (Continued)

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of September 30, 2019, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stocks*	$70,623,579	$—	$—	$70,623,579
Corporate Bonds*	—	39,799,448	—	39,799,448
Short-Term Investments	3,349,592	—	—	3,349,592
Total	$73,973,171	$39,799,448	$—	$113,772,619

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stocks*	$38,475,459	$—	$—	$38,475,459
Short-Term Investments	781,379	—	—	781,379
Total	$39,256,838	$—	$—	$39,256,838

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any derivative instruments during the period ended September 30, 2019.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited) (Continued)

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2019, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited) (Continued)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2019, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $119,053 and $42,000, respectively, pursuant to the 12b-1 Plan.

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each of the Funds to 1.19% of such Fund’s average daily net assets. This contractual limitation is in effect until July 31, 2020, and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to December 1, 2017, the Plumb Balanced Fund and the Plumb Equity Fund’s expense cap was 1.30% and 1.45%, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2019, the Advisor waived expenses for the Plumb Equity Fund of $37,298. For the period ended September 30, 2019, the Advisor recouped expenses from the Plumb Balanced Fund in the amount of $27,467.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited) (Continued)

As of September 30, 2019, the Adviser has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of September 30, 2019 and expiring on:

Plumb Balanced Fund		Plumb Equity Fund
March 31, 2020	$57,701	March 31, 2020	$46,318
March 31, 2021	$122,739	March 31, 2021	$110,110
March 31, 2022	$11,798	March 31, 2022	$89,091
March 31, 2023	$—	March 31, 2023	$37,298

5.    INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$—	$—	$25,381,726	$9,516,728
Plumb Equity Fund	$—	$—	$6,753,375	$5,285,584

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2019, National Financial Services, LLC, for the benefit of its customers, owned 42.59% and 26.64% of the outstanding shares of the Plumb Balanced Fund and of the Plumb Equity Fund, respectively.  As of September 30, 2019, SVA Plumb Trust Company owned 31.09% of the outstanding shares of the Plumb Equity Fund.

7.    FEDERAL TAX INFORMATION

As of March 31, 2019 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$13,597,957	$11,656,584
Unrealized depreciation	(1,937,845)	(460,058)
Net tax unrealized
appreciation on investments	11,660,112	11,196,526
Undistributed ordinary income	1,039,864	—
Undistributed long-term capital gain	1,755,059	1,297,588
Other accumulated losses	—	(53,060)
Total accumulated gains (losses)	$14,455,035	$12,441,054

PLUMB FUNDS

Notes to Financial Statements
September 30, 2019 (Unaudited) (Continued)

The tax cost of investments as of March 31, 2019 was $85,677,005 and $26,663,638 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2019, the Funds had no prior tax basis capital losses.

As of March 31, 2019, the Funds deferred, on a tax basis, late year ordinary and post-October capital losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary Loss	$—	$53,060
Post-October Capital Loss	$—	$—

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2019 and 2018 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Distributions paid from:
Ordinary Income	$18,569	$252,532
Long-Term Capital Gain	1,287,557	—
Total Distributions Paid	$1,306,126	$252,532

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Distributions paid from:
Ordinary Income	$649,543	$298,128
Long-Term Capital Gains	3,512,431	2,652,288
Total Distributions Paid	$4,161,974	$2,950,416

9.    SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

PLUMB FUNDS

Additional Information (Unaudited)

1.    BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in the 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 10, 2019, the Board of Directors, including all of the Independent Directors (all of whom were present in person), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.  Under this waiver, the Advisor agreed to limit expenses (exclusive of any acquired fund fees and expenses) until July 31, 2020, to 1.19% for each of the Plumb Balanced Fund and Plumb Equity Fund to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.  The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

o	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

o	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and

o	the scope of investment management services provided by the Advisor;

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	the Advisory Agreement with the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio manager and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Advisory Agreement and additional services provided by the Advisor that were not required under the Advisory Agreement.  The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, administrative, and other support provided by the Advisor.  The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, as well as provides office space, equipment, and certain information-technology services necessary for the operation of the Funds.

The Board determined that the significant experience of the Advisor and portfolio manager, including over 30 years of managing mutual funds, made them well qualified to continue managing the Funds. The Board determined that, based on the information presented to it at this meeting and during previous quarters, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.  The Board discussed the investment-related and other support available from the Advisor.  The Advisor and the Board discussed current and future efforts to grow the Advisor as an organization, particularly as net assets continue to grow, and the Advisor indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor.  The Board observed that recent initiatives undertaken by the Advisor supported these assertions.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and ten-year performances of the Balanced Fund and Equity Fund.  The Advisor and the Board discussed the performance of the Funds, noting that the Balanced Fund had performed in the top quintile of its Morningstar category over the year-to-date, one-year, three-year, and five-year periods and in the second quintile over the

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

ten-year period.  The Board observed that the Equity Fund had ranked in the top quintile of its Morningstar category over the year-to-date, three-year, and five-year periods and the second quintile over the one-year period, although it had ranked in the fifth quintile for the ten-year period.  The Board discussed the strong performance of the Equity Fund over the past five years and the Balanced Fund over the past ten years.  After considering the performances of the Balanced Fund and the Equity Fund, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the management fees and expense ratios for each Fund noting that gross expense ratios totaled 1.18 percent for the Balanced Fund and 1.44 percent for the Equity Fund, and that after the waiver of certain fees and expenses relating to the Equity Fund and after recoupment of certain previously waived fees and expenses relating to the Balanced Fund, the expense ratio for each Fund was currently 1.19 percent. The Advisor said that it was proposing to continue fee waivers for each of the Funds through July 31, 2020, at their current levels.  The Board observed that the gross expense ratio for both Funds had continued to decrease over the past fiscal year, which was in part attributable to the growth in assets of the Funds during that period.  The Advisor acknowledged that the expense ratios for both Funds, and particularly the Balanced Fund, were higher than the median of their respective Morningstar comparison group, and that the expense ratio for the Balanced Fund was also higher than its Morningstar category average.  The Advisor attributed this in part to the Morningstar categories including funds and fund complexes with significantly larger amounts of assets under management, which facilitates lower fees and expenses for those other funds and fund complexes.  The Board observed that the expense ratios of both Funds on both a gross and net basis were trending lower.  In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board in particular looked at the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive.  The Board observed that the increase in Fund asset levels was beginning to have a meaningful impact on the Funds’ gross expense ratios, and that any additional growth created the opportunity to further reduce those expense ratios.

Based on all factors it considered, the Board determined that the fees charged by the Advisor to the Funds were acceptable given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The extent to which economies of scale will be realized as the Funds grow.

The Board considered whether economies of scale might be realized as the Funds’ assets increase.  The Board observed that the growth in assets of the Funds had helped to reduce the gross expense ratios of each of the Funds, particularly the Balanced Fund.  The Board agreed that additional increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, but that in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale and that significant economies of scale were unlikely in the near future.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each Fund grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that the Advisor does not provide similar services to any other registered investment company.  The Advisor noted that while the Advisor currently manages accounts other than the Funds, none of these other accounts had identical investment objectives as either of the Funds.  The Advisor provided an overview of the Advisor’s standard investment advisory contract fee schedule for its separately managed account clients and the services provided to these Advisor clients.  The Board considered the fees for these other accounts.  The Advisor expressed its belief that because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as does a registered investment company, a comparison between this standard contract and the advisory contract with the Funds was somewhat inapt.

With respect to profitability, the Advisor indicated that it generated a modest profit for 2018 and expected it would continue to operate at a modestly profitable level in 2019.  The Board determined that the profitability of the Advisor was reasonable.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

2.    QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	40.10%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2018, was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	39.52%

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8401 Excelsior Drive, Suite 102
Madison, WI  53717
(608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Wisconsin Capital Funds, Inc.

By (Signature and Title)*        /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 5, 2019

By (Signature and Title)*        /s/Nathan Plumb
Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date    December 5, 2019

* Print the name and title of each signing officer under his or her signature.